Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning Balance	$ 17,365,433	$ 14,130,000	$ 14,130,000
Change in fair value	(5,756,700)	0	3,235,433	$ 0
Fair Value, Ending Balance	11,608,733		17,365,433	14,130,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning Balance	575,432	406,666	406,666
Change in fair value	(83,366)		168,766
Fair Value, Ending Balance	492,066		575,432	406,666
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning Balance	16,790,001	$ 13,723,334	13,723,334
Change in fair value	(5,673,334)		3,066,667
Fair Value, Ending Balance	$ 11,116,667		$ 16,790,001	$ 13,723,334